Non-controlling interests	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
Non-controlling interests
12. Non-controlling interests
The following table summarizes the information relating to each of the Company’s subsidiaries that has material non-controlling interests (“NCI”). The amounts disclosed for each subsidiary are based on those included in the consolidated financial statements before inter-company eliminations. As the Company purchased the remaining 5% interest in Hellas in 2020, the carrying value is nil at December 31, 2020 and 2021. The non-controlling interest portion of the income statement and statement of cash flow amounts for Hellas prior to the acquisition in 2020 are presented in the table below.

	December 31, 2021	December 31, 2020
	Deva	Hellas	Deva
NCI percentage	19.5%	0% (1)	19.5%

Current assets	$2,638	$—	$3,178
Non-current assets	422,789	—	412,251
Current liabilities	(209)	—	(235)
Non-current liabilities	(178,984)	—	(322,454)
Net assets	$246,234	$—	$92,740

Carrying amount of NCI	$67,294	$—	$37,520

Cash flows used in operating activities	$(3,683)	$(6,535)	$(3,750)
Cash flows generated from (used in) investing activities	—	(16,708)	10
Cash flows generated from financing activities	2,917	18,927	4,754
Net (decrease) increase in cash and cash equivalents	$(766)	$(4,316)	$1,014

Revenue	$—	$65,781	$—
Net earnings (loss) and comprehensive income (loss)	9,297	(33,824)	(27,604)
Net earnings (loss) allocated to NCI	1,813	(1,691)	(5,383)
(1)The Company purchased the remaining 5% non-controlling interest in Hellas on May 11, 2020.

In December 2021, the Company made a non-cash, non-reciprocal capital contribution to Deva Gold S.A. ("Deva"), an 80.5% owned subsidiary holding the Certej development project. The Company's ownership interest in Deva remained unchanged. As a result, total equity attributable to non-controlling interests was increased by $27,961 and contributed surplus was reduced by a corresponding amount.
On May 11, 2020, the Company purchased the remaining 5% interest in Hellas, a subsidiary of the Company, for cash consideration of $7,500. Hellas operates the Olympias and Stratoni mines and holds the Skouries project. Additional consideration may become payable under certain circumstances but is not expected to be material. As Hellas was controlled by the Company prior to the acquisition, $4,172 was recorded in contributed surplus representing the difference between the cash consideration and the carrying value of the non-controlling interest at the date of purchase.
Net loss allocated to NCI in the consolidated statement of operations includes $1,499 related to non-material subsidiaries (2020 – $106). The carrying value of the NCI related to non-material subsidiaries is $2,263 (2020 – $3,353).